Shareholder Report, Line Graph (Details) 194025_Jackson Square SMID-Cap Growth Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Sep. 19, 2016	Oct. 31, 2025
Investor Class
Account Value [Line Items]
Accumulated Value	$ 15,485	$ 13,120	$ 13,665	$ 26,801	$ 20,402	$ 15,239	$ 13,404	$ 11,995	$ 9,664	$ 10,000	$ 16,939
Bloomberg US 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1000 Total Return Index
Accumulated Value	30,069	21,804	19,924	23,976	16,682	15,029	13,142	12,307	9,945	10,000	$ 36,499
Bloomberg US 2500 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 2500 Growth Total Return Index
Accumulated Value	22,694	16,734	17,582	23,695	16,597	14,662	13,186	12,418	9,654	10,000	$ 26,008
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500 Growth Total Return
Accumulated Value	$ 22,716	$ 16,926	$ 17,780	$ 24,484	$ 17,855	$ 14,671	$ 13,126	$ 12,439	$ 9,564	$ 10,000	$ 26,301